SHARE-BASED PAYMENTS - Schedule of Equity Settled Share Based Payments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expense arising from staff remuneration arrangements	$ (9,568,191)	$ (3,791,541)	$ (2,589,413)
Total expense arising from equity-settled share-based payment transactions	$ (9,568,191)	$ (3,791,541)	$ (2,589,413)